Average Annual Total Returns - Service Shares - Janus Henderson Global Research Portfolio	Service Shares 1 Year	Service Shares 5 Years	Service Shares 10 Years	Service Shares Since Inception	Service Shares Inception Date	MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 1 Year	MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 5 Years	MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 10 Years	MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) Since Inception	MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 1 Year	MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 5 Years	MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 10 Years	MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) Since Inception
Total	19.76%	13.06%	9.81%	8.64%	Sep. 13, 1993	15.90%	12.19%	9.87%	7.54%	16.25%	12.26%	9.13%